Semiannual Report

                  NEW
                  HORIZONS
                  FUND

                  -------------
                  JUNE 30, 2001
                  -------------




[LOGO]
T. ROWE PRICE

-------------------------------------------------------------
REPORT HIGHLIGHTS
-------------------------------------------------------------
New Horizons Fund

 .    A weak economy and continued declines in technology depressed the small-cap growth sector.

 .    Your fund's six-month returns were flat -- a decent showing in a difficult period.

 .    Seven of the 10 largest detractors from performance came from the technology sector.

 .    We are hopeful that gains among small-cap value stocks will persist and spread to small-cap growth stocks.







UPDATES AVAILABLE

For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

FELLOW SHAREHOLDERS

Against the weakest economic conditions in a decade, the stock market registered further declines in the first six months of 2001. Stock prices plummeted in the first quarter as economic performance, particularly in industry and capital spending, was far worse than anticipated. The markets recovered in April and May, based on hopes that interest rate cuts by the Federal Reserve bode well for an economic rebound later in the year. Only this bounce prevented the popular market averages from a double-digit decline in the first half.

The Standard & Poor's 500 Stock Index, which represents the performance of the market's largest companies, fell 6.70% in the six-month period. Smaller-company stocks fared considerably better, as shown by the Russell 2000 Index, which measures the bottom 2,000 of the 3,000 largest publicly traded companies. This index actually rose 6.94% during the period, as investors were drawn to the reasonable valuation levels on most of these stocks. Small-company stocks have now outperformed large for the last two and a quarter years.

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Periods Ended 6/30/01                             6 Months         12 Months
--------------------------------------------------------------------------------
New Horizons Fund                                  -0.29%            -11.47%
Russell 2000 Growth Index                           0.16             -23.25
Russell 2000 Index                                  6.94               0.66
Lipper Small-Cap Fund Index                        -2.49             -12.90
S&P 500 Index                                      -6.70             -14.83

Small-company returns were highly uneven, however. Technology stocks severely disappointed investors and fared poorly. Due primarily to the continued meltdown in technology, growth stocks as a whole underperformed value, and your fund, which invests in small-cap growth stocks, fell 0.29% in the first half. This result was in line with the Russell 2000 Growth Index and somewhat ahead of the Lipper Small-Cap Fund Index. For the past 12 months, the fund's performance trailed the Russell 2000 Index but was well ahead of the Russell 2000 Growth Index and slightly ahead of the average small-cap mutual fund. The fund's broad exposure to all growth sectors of the small-cap market, not just the volatile technology sector, enabled it to post reasonable performance during this difficult period.

MARKET ENVIRONMENT

A dramatic slowdown in U.S. economic growth since late last year has been the major concern of investors so far in 2001. Economic weakness caused a record number of corporate earnings shortfalls. While earnings fell modestly short of estimates in most sectors, the greatest disappointments came from the technology sector, where investor expectations reached euphoric levels in 1999 and early 2000. Tech companies are reliant on capital spending, and corporate demand almost came to a standstill in some areas.

Investors' hopes were lifted, however, by the Fed's aggressive monetary easing to address the economic downturn. The Fed has instituted six cuts in short-term rates since year-end, which should help stimulate the economy and bolster consumer and business confidence. While corporate earnings are likely to hit their low point in the June quarter, there is disagreement among investors as to the timing and rate of recovery in earnings.

The biggest question mark is consumer spending, which accounts for two thirds of the economy. Despite an uptick in unemployment, auto and retail sales held up quite well, and the housing sector remained robust. It appears as though a sharp falloff in consumer spending from current levels is unlikely for several reasons. First, a mortgage refinance-ing boom is putting money back into consumers' pockets. Second, rebates from the recent Bush tax cut plan will be received in the next few months. Lastly, energy prices have fallen significantly from their peaks, and if this trend persists, it will provide the equivalent of another tax cut to consumers.

As was the case in 2000, technology stocks bore the brunt of the first-half market decline. The technology-heavy Nasdaq Composite Index fell 11.44% during the period, and several lesser-known indices of technology stocks dropped more than 20%. Most other sectors actually posted gains in the first half, except for energy, where a sharp falloff in oil and gas prices late in the period led to profit taking.

Non-technology small-cap stocks performed surprisingly well, posting gains in contrast to losses for the S&P 500. Historically, small-cap stocks have not outperformed during periods of market and economic weakness. However, valuations were at historical lows at the height of the most recent bull market, and hence they have proved far more attractive to investors in the subsequent downturn than higher-priced large-caps. In fact, small-cap stocks have consistently outperformed large since March 1999, following a long period of underperformance. With the continued weakness in technology stocks, the growth portion of the small-cap universe trailed value, despite making up significant ground in the second-quarter rebound.


------------------------
CHANGING TRENDS IN
SMALL-CAP STOCK RETURNS
--------------------------------------------------------------------------------
                                                        3/31/00         3/31/01
                                                             to              to
                                                        3/31/01         6/30/01
--------------------------------------------------------------------------------
Russell 2000 Index                                      -15.33%          14.38%
Russell 2000 Growth Index                               -39.81           18.12
Russell 2000 Value Index                                 19.45           11.70


PORTFOLIO REVIEW

Weakness in the technology sector and, to a lesser extent, in our energy holdings was offset by strength in consumer, business services, and other sectors of the portfolio. Our best performer was leading video game manufacturer Electronic Arts, which rose 35%. Technically a computer software company, Electronic Arts rose in anticipation of a major new equipment cycle for the video game industry over the coming two years. Our next strongest contributor was Tweeter Home Entertainment Group, a high-end consumer electronics retailer that more than doubled in the first half from a depressed level at year-end. Other strong contributors included urban radio operator Radio One, adult education provider Apollo Group, and biotech-nology company Gilead Sciences.

Seven of the fund's 10 worst contributors came from the beleaguered technology sector, with software, e-commerce, and telecommunications equipment makers showing the greatest weakness. Software makers NetIQ and Webtrends, two portfolio holdings that performed well last year and merged earlier this year, fell sharply on a major reduction in earnings expectations. Other disappointing technology holdings included software companies Informatica and PurchasePro.com and telecom equipment provider Newport, all of which experienced earnings shortfalls.

The fund's sector exposures changed modestly during the period. Market underperformance and a modest amount of net selling lowered our technology weighting to 23% from 27% at year-end 2000 and a peak of 32% at midyear 2000. Valuation levels remain high for biotechnology and technology companies; the sectors rebounded strongly in the second quarter and now already discount a healthy recovery in 2002. We have found better values among retailers, restaurants, media, health care services, and telecom service providers in the first half.

----------------------
SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------

                                             6/30/00   12/31/00       6/30/01
--------------------------------------------------------------------------------
Financial                                        3%         3%            4%
Health Care                                      17         19            18
Consumer                                         11         13            17
Technology                                       32         27            23
Business Services                                27         27            30
Energy                                            4          7             6
Industrial                                        1          1             1
Reserves                                          5          3             1
--------------------------------------------------------------------------------
Total                                           100%       100%          100%

The weighting in business services, a fund favorite over the past decade, rose to 30% from 27% due to outperformance and new purchases. We were a net buyer of media, telecom services, and distribution companies in this sector. New holdings included Sprint wireless service provider Triton PCS Holdings, radio station owner Cox Radio, and Mobile Mini, a provider of storage containers for businesses. The other major change was an increase in consumer holdings from 13% to 17% of the portfolio. Consumer stocks were the best-performing sector of the fund in the six-month period, especially retailers including Tuesday Morning, Tweeter Home Entertainment, and Sonic Automotive. New consumer holdings included shoe retailer Genesco and home goods retailer Cost Plus.


OUTLOOK

The major questions facing investors at midyear are whether the economy is bottoming and how sharp the economic recovery will be once it begins. We believe that, bolstered by the Fed's steady assistance, the economy is at or past its lowest point. Industrial activity seems poised for a comeback and, as stated, consumer spending is likely to stabilize as well. However, the transition from near-recessionary conditions to an upturn is likely to be gradual. Any significant pickup in business capital spending and technology purchases is unlikely before the fourth quarter, more likely in early 2002. Since consumer spending never fell off a cliff, a sharp upturn is unlikely.

Most of the speculative sentiment evident in 1999 and early 2000 has been wrung out of the market. Valuation levels, while not low on an absolute basis, appear reasonable relative to the continued low level of inflation and interest rates, and second-quarter performance suggests the possibility of a sustained rebound. However, from this point, any meaningful further advance seems unlikely until there are clearer signs of an economic upturn.

We have been encouraged by the outperformance of small-cap stocks during what is ordinarily an unfavorable environment for small companies. Your fund has also held up reasonably well in the market downturn, particularly given the drag of our tech holdings. We expect the portfolio to show earnings growth close to 25%, well above the 10% to 15% average rate expected for the S&P 500. The fund's relative price/earnings (P/E) ratio compared with the S&P 500 was 1.42 as of June 30 -- almost unchanged from year-end. While this price measure is as high as it has been in several years, the median P/E remains a modest 23 times estimated 12-month forward earnings for those companies that have earnings -- very reasonable in light of the growth expectations our analysts have for the portfolio. We continue to believe the fund is well positioned to deliver above-average performance over time.


Respectfully submitted,



/s/ John H. Laporte

John H. Laporte
President and chairman of the fund's Investment Advisory Committee

July 24, 2001


The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------


---------------------------
NEW HORIZONS FUND P/E RATIO
--------------------------------------------------------------------------------

                                    [GRAPH]

         Jun-66          21.4
                         20.7
                         23.6
                         30.9
         Jun-67          32.4
                         36.4
                         31.9
                         29.2
         Jun-68          37.1
                         32.8
                         33.5
                         30.1
         Jun-69          31.4
                         28.6
                         28.6
                           25
         Jun-70          17.7
                         20.4
                         22.2
                         29.7
         Jun-71            28
                         27.7
                         28.6
                         33.5
         Jun-72          33.5
                         29.7
                         29.2
                         22.6
         Jun-73          17.9
                         21.7
                         16.8
                         15.7
         Jun-74          12.5
                          8.7
                          8.7
                         13.7
         Jun-75          15.3
                         11.7
                         11.5
                         12.4
         Jun-76          10.7
                         10.1
                         10.4
                            9
         Jun-77           8.7
                          8.6
                          8.8
                          8.6
         Jun-78           9.5
                         10.7
                          8.9
                          9.6
         Jun-79             9
                          9.8
                         10.7
                          9.3
         Jun-80          10.4
                         14.2
                         16.5
                         15.7
         Jun-81          14.9
                         11.3
                         11.5
                         10.4
         Jun-82          10.8
                         13.1
                         16.8
                         19.4
         Jun-83          21.5
                         19.3
                         17.3
                         14.4
         Jun-84          13.9
                         13.5
                         12.4
                         14.5
         Jun-85            15
                           14
                         16.1
                         17.3
         Jun-86          17.5
                         14.6
                         14.5
                         18.3
         Jun-87          17.9
                         18.2
                         12.5
                         13.9
         Jun-88          14.7
                         12.8
                         12.5
                           13
         Jun-89          13.8
                         14.5
                         14.3
                         13.4
         Jun-90            15
                           12
                         13.6
                         18.3
         Jun-91          17.1
                         17.8
                         19.8
                         19.4
         Jun-92          16.8
                           17
                         19.8
                           19
         Jun-93          19.7
                         20.9
                         21.5
                           20
         Jun-94          18.2
                         18.9
                         18.2
                         18.9
         Jun-95          20.4
                         22.8
                         23.6
                         24.1
         Jun-96          26.2
        3/31/97          21.4
        6/30/97          23.1
                         27.2
                         23.6
        3/31/98          24.7
        6/30/98          24.4
                         20.6
                         23.5
         Mar-99          20.7
         Jun-99          24.4
         Sep-99          25.1
         Dec-99          28.3
        3/31/00          31.9
        6/30/00          32.4
         Sep-00          32.6
         Dec-00          31.1
        3/31/01          26.8
        6/30/01          31.7

-------------------------------------------------
NEW HORIZONS FUND P/E RELATIVE TO THE S&P 500 P/E
--------------------------------------------------------------------------------

                                    [GRAPH]

         Jun-66           1.4
                          1.5
                         1.56
                         1.83
         Jun-67          1.91
                         2.01
                         1.91
                         1.86
         Jun-68          2.14
                         1.84
                         1.86
                         1.71
         Jun-69          1.86
                         1.64
                         1.57
                         1.43
         Jun-70          1.27
                         1.28
                         1.31
                         1.62
         Jun-71          1.63
                         1.63
                          1.8
                         1.99
         Jun-72          2.11
                         1.97
                          1.9
                         1.67
         Jun-73          1.46
                         1.67
                         1.47
                         1.39
         Jun-74          1.19
                         1.13
                         1.04
                         1.25
         Jun-75          1.29
                         1.16
                         1.17
                         1.14
         Jun-76          1.03
                         1.04
                         1.07
                         0.94
         Jun-77          1.02
                         1.05
                         1.11
                         1.18
         Jun-78          1.22
                         1.29
                         1.17
                         1.28
         Jun-79          1.18
                          1.2
                         1.32
                         1.37
         Jun-80          1.28
                         1.63
                         1.88
                         1.89
         Jun-81          1.94
                         1.66
                         1.53
                         1.53
         Jun-82          1.54
                          1.7
                         1.89
                         2.11
         Jun-83          2.17
                         2.05
                         1.86
                          1.6
         Jun-84          1.62
                         1.52
                         1.35
                         1.42
         Jun-85          1.35
                         1.27
                          1.3
                         1.26
         Jun-86          1.15
                         1.05
                         1.02
                          1.1
         Jun-87          1.13
                         1.14
                         1.01
                         1.09
         Jun-88           1.2
                         1.12
                         1.14
                         1.12
         Jun-89          1.12
                         1.08
                         1.01
                         0.99
         Jun-90          1.05
                         0.96
                         1.01
                          1.2
         Jun-91          1.17
                         1.15
                         1.19
                         1.23
         Jun-92          1.06
                         1.06
                          1.2
                         1.14
         Jun-93           1.2
                         1.25
                         1.34
                         1.32
         Jun-94          1.26
                         1.29
                         1.37
                         1.32
         Jun-95          1.34
                         1.44
                         1.49
                         1.48
         Jun-96          1.58
                         1.58
                         1.23
                         1.23
        6/30/97          1.17
                         1.33
                         1.16
                         1.09
        6/30/98          1.04
                         0.96
                         0.96
       12/31/98          0.92
         Mar-99          0.78
         Jun-99           0.9
         Sep-99          1.02
         Dec-99          1.03
         Mar-00          1.19
         Jun-00          1.33
         Sep-00          1.38
         Dec-00          1.41
          1-Mar           1.3
          1-Jun          1.42


Note: The fund's P/E ratio is an average, unweighted number based on 12-month forward earnings per share as estimated by the fund's investment manager at each quarter-end.

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------


--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS
                                                                      Percent of
                                                                      Net Assets
                                                                         6/30/01
--------------------------------------------------------------------------------
BISYS Group                                                                 2.0%
Affiliated Computer Services                                                1.8
Apollo Group                                                                1.6
Electronic Arts                                                             1.5
Henry Schein                                                                1.5
--------------------------------------------------------------------------------
NetIQ                                                                       1.5
Radian Group                                                                1.4
Cephalon                                                                    1.4
Maxim Integrated Products                                                   1.4
BJ Services                                                                 1.4
--------------------------------------------------------------------------------
Catalina Marketing                                                          1.3
Orthodontic Centers of America                                              1.3
Outback Steakhouse                                                          1.3
SunGard Data Systems                                                        1.3
Iron Mountain                                                               1.2
--------------------------------------------------------------------------------
Gilead Sciences                                                             1.1
Altera                                                                      1.1
Analog Devices                                                              1.1
Lattice Semiconductor                                                       1.1
Duane Reade                                                                 1.0
--------------------------------------------------------------------------------
Lamar Advertising                                                           1.0
Cabot Microelectronics                                                      1.0
NPS Pharmaceuticals                                                         1.0
O'Reilly Automotive                                                         1.0
Pegasus Communications                                                      1.0
--------------------------------------------------------------------------------
Total                                                                     32.3%

Note: Table excludes reserves.

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------


--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

CONTRIBUTIONS TO THE CHANGE IN NET ASSET VALUE PER SHARE


6 Months Ended 6/30/01

Ten Best Contributors                                Ten Worst Contributors
------------------------------------------------------------------------------------------------------
Electronic Arts                        11(cent)      NetIQ                                   -27(cent)
Tweeter Home Entertainment Group       11            WebTrends                                19
Radio One                               9            Informatica                              17
Apollo Group                            9            PurchasePro.com **                       14
Gilead Sciences                         8            Newport                                  12
Tuesday Morning                         7            Inhale Therapeutic Systems               11
SunGard Data Systems                    7            Selectica                                10
Lam Research                            7            Affymetrix                                9
Affiliated Computer Services            7            Internet Security Systems                 9
Precise Software Solutions *            7            Catalina Marketing                        8
------------------------------------------------    --------------------------------------------------
Total                                  83(cent)      Total                                  -136(cent)


12 Months Ended 6/30/01

Ten Best Contributors                                Ten Worst Contributors
------------------------------------------------------------------------------------------------------
Affiliated Computer Services           25(cent)      WebTrends **                            -25(cent)
BISYS Group                            23            Selectica                                24
Apollo Group                           22            Concord Communications                   21
Henry Schein                           18            Altera                                   21
SunGard Data Systems                   18            Analog Devices                           19
Electronic Arts                        16            Texas Instruments **                     18
Radian Group                           15            Pegasus Communications                   18
O'Reilly Automotive                    12            Maxim Integrated Products                18
Serologicals                           12            Informatica                              18
Gilead Sciences                        12            PurchasePro.com **                       16
------------------------------------------------    --------------------------------------------------
Total                                 173(cent)      Total                                  -198(cent)

 *  Position added
 ** Position eliminated

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------


----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

NEW HORIZONS FUND
--------------------------------------------------------------------------------

                                    [GRAPH]

                    Russell 2000  Lipper Small-Cap   New Horizons
                    Growth Index     Fund Index          Fund

        6/30/91        10,000          10,000           10,000
        6/30/92        10,845          11,254           10,848
        6/30/93        13,063          14,086           14,111
        6/30/94        13,174          14,403           14,993
        6/30/95        16,583          18,143           20,676
        6/30/96        20,976          23,597           29,245
        6/30/97        21,942          25,082           30,669
        6/30/98        24,837          28,975           35,913
        6/30/99        26,899          29,531           38,000
        6/30/00        34,537          39,946           51,802
        6/30/01        26,505          34,792           45,859



------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 6/30/01                 1 Year   3 Years    5 Years   10 Years
--------------------------------------------------------------------------------
New Horizons Fund                    -11.47%     8.49%      9.41%     16.45%

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------
Unaudited


--------------------
FINANCIAL HIGHLIGHTS                                     For a share outstanding throughout each period
-------------------------------------------------------------------------------------------------------

                            6 Months          Year
                               Ended         Ended
                             6/31/01      12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
NET ASSET VALUE
Beginning of period          $ 23.89      $ 27.53      $ 23.34      $ 23.30      $ 21.77      $ 20.50
  Investment activities
  Net investment
  income (loss)                (0.08)       (0.13)       (0.15)       (0.15)       (0.12)       (0.08)
  Net realized and
  unrealized gain (loss)        0.01        (0.37)        7.36         1.46         2.23         3.54
  Total from
  investment activities        (0.07)       (0.50)        7.21         1.31         2.11         3.46
Distributions
  Net realized gain                -        (3.14)       (3.02)       (1.27)       (0.58)       (2.19)

NET ASSET VALUE
End of period                $ 23.82      $ 23.89      $ 27.53      $ 23.34      $ 23.30      $ 21.77
                           ----------------------------------------------------------------------------

Ratios/Supplemental Data
Total return*                  (0.29)%      (1.86)%      32.52%        6.25%        9.77%       17.03%
Ratio of total expenses to
average net assets              0.92%+       0.88%        0.90%        0.89%        0.88%        0.90%
Ratio of net investment
income (loss) to average
net assets                     (0.74)%+     (0.51)%      (0.66)%      (0.65)%      (0.57)%      (0.41)%
Portfolio turnover rate         28.2%+       47.2%        44.7%        41.2%        45.2%        41.4%
Net assets, end of period
(in millions)                $ 5,840      $ 6,122      $ 6,022      $ 5,228      $ 5,104      $ 4,363

* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+ Annualized


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW HORIZONS FUND
-------------------------------------------------------------------------------
Unaudited                                                         June 30, 2001


------------------------
PORTFOLIO OF INVESTMENTS                                 Shares           Value
-------------------------------------------------------------------------------
                                                                   In thousands
EQUITY INVESTMENTS 99.4%

FINANCIAL 3.5%

Bank and Trust 0.4%
Silicon Valley Bancshares *                               300,000   $     6,600
UCBH                                                      500,000        15,175
                                                                    -----------
                                                                         21,775
                                                                    -----------
Insurance 1.4%
Radian                                                  2,088,000        84,460
                                                                    -----------
                                                                         84,460
                                                                    -----------
Financial Services 1.7%
Affiliated Managers *                                     400,000        24,600
eSpeed (Class A) *                                        750,000        16,500
Financial Federal *                                       500,000        14,475
Investor's Financial Services                             150,000        10,050
Jones Lang Lasalle *                                      350,000         4,620
Legg Mason                                                600,000        29,856
                                                                    -----------
                                                                        100,101
                                                                    -----------
Total Financial                                                         206,336
                                                                    -----------


HEALTH CARE 18.4%

Pharmaceuticals 0.9%
Control Delivery Systems
(Series A) Cv. Pfd., 8.00% ss. *                           74,432         4,000
DURECT *                                                  803,900        10,451
Ista Pharmaceuticals + *                                1,250,000         4,062
King Pharmaceuticals *                                    250,000        13,437
Magainin Pharmaceuticals, Warrants, 8/6/01                337,299             0
Shire Pharmaceuticals ADR *                               317,400        17,616
                                                                    -----------
                                                                         49,566
                                                                    -----------
Biotechnology 12.4%
Abgenix *                                                 980,100        44,105
Advanced Medicine (Series D)ss.                           513,334         4,620
Affymetrix *                                              128,500         2,833
Alexion Pharmaceutical *                                  375,700         9,017
Alkermes *                                              1,500,000        52,650
Aurora Biosciences *                                      659,000        20,429

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------


                                                        Shares            Value
-------------------------------------------------------------------------------
                                                                   In thousands

Aviron *                                                116,900    $      6,663
Cephalon *                                            1,185,000          83,542
Charles River Laboratories *                            576,500          20,033
COR Therapeutics *                                    1,575,000          48,038
Cubist Pharmaceuticals *                                525,000          19,950
CV Therapeutics *                                       116,700           6,652
Deltagen *                                              527,100           4,733
Doubletwist (Series D)ss.*                            2,657,807           4,000
EPIX Medical *                                          550,000           6,793
Exelixis *                                              350,000           6,640
Gilead Sciences *                                     1,150,000          66,918
Guilford Pharmaceuticals *++                            269,000           8,350
Human Genome Sciences *                                 430,000          25,908
Imclone Systems *                                        85,000           4,488
Incyte Genomics *                                       250,000           6,130
Inhale Therapeutic Systems *                            305,000           7,015
Invitrogen *                                            320,000          22,976
Medicines *                                             425,000           8,708
Neose Technologies *                                    178,600           8,037
Neurocrine Biosciences *                              1,150,700          46,016
NPS Pharmaceuticals *                                 1,452,000          58,370
OSI Pharmaceuticals *                                   257,100          13,521
Protein Design Labs *                                    25,000           2,169
QLT *                                                   300,000           5,874
Regeneron Pharmaceuticals *                             125,000           4,331
Serologicals + *                                      1,825,000          38,946
Triangle Pharmaceuticals *                            1,700,000           7,956
Trimeris *                                              396,700          19,863
Trimeris *++                                            100,000           4,478
Tularik *                                                66,300           1,713
ViroPharma *                                            575,000          19,550
Visible Genetics *                                      200,000           4,970
                                                                   ------------
                                                                        726,985
                                                                   ------------
Medical Instruments and Devices 1.7%
Advanced Neuromodulation Systems *                      324,200           8,429
Apogent Technologies *                                1,000,000          24,600
ArthroCare *                                            250,000           6,538
Aspect Medical Systems *                                515,100           7,984

T. ROWE PRICE NEW HORIZONS FUND
-------------------------------------------------------------------------------


                                                        Shares            Value
-------------------------------------------------------------------------------
                                                                   In thousands

Cytyc *                                              1,350,000     $     31,118
Mettler Toledo *                                       200,000            8,650
Molecular Devices *                                     89,200            1,788
Waters Corporation *                                   200,000            5,522
Wilson Greatbatch Technologies *                       250,000            7,250
                                                                   ------------
                                                                        101,879
                                                                   ------------
Health Care Services 3.4%
Accredo Health *                                       100,000            3,719
Advance PCS *                                           75,000            4,804
AmeriPath *                                          1,000,000           29,300
Boron LePore & Associates + *                          700,000            9,646
Bruker Daltonics *                                      72,300            1,090
Davita *                                             2,000,000           40,660
HealthStream + *                                     2,500,000            3,400
Omnicare                                             2,500,000           50,500
Renal Care *                                         1,200,000           39,468
Unilab *                                               100,000            2,520
United Surgical Partners *                             175,000            4,200
WebMD *                                                902,500            6,317
                                                                   ------------
                                                                        195,624
                                                                   ------------
Total Health Care                                                     1,074,054
                                                                   ------------

CONSUMER 17.1%
Soft Goods Retailers 1.5%
Genesco *                                              625,000           21,000
Pacific Sunwear *                                    1,250,000           28,037
Tuesday Morning + *                                  2,500,000           33,125
Vans *                                                 102,500            2,409
                                                                   ------------
                                                                         84,571
                                                                   ------------
Hard Goods Retailers 4.8%
Casey's General Stores                               1,465,000           19,045
Cole National (Class A) + *                            969,000           14,293
Cost Plus *                                            250,000            7,500
Discount Auto Parts *                                  773,500            8,392
Duane Reade + *                                      1,850,000           60,125
Family Dollar Stores                                 1,200,000           30,756
O'Reilly Automotive *                                2,000,000           57,400

T. ROWE PRICE NEW HORIZONS FUND
-------------------------------------------------------------------------------


                                                        Shares            Value
-------------------------------------------------------------------------------
                                                                   In thousands
-------------------------------------------------------------------------------
Sonic Automotive *                                   1,000,000    $      19,100
TSC                                                    246,500            3,942
Tweeter Home Entertainment + *                       1,125,000           39,712
Ultimate Electronics + *                               690,000           22,370
                                                                  -------------
                                                                        282,635
                                                                  -------------
Consumer Durables 0.4%
Harman                                                 650,000           24,759
                                                                  -------------
                                                                         24,759
                                                                  -------------
Consumer Nondurables 2.0%
American Italian Pasta *                               500,000           23,200
Nautica Enterprises + *                              1,750,000           35,752
QuikSilver +                                         1,250,000           31,250
Rayovac *                                            1,150,000           24,495
                                                                  -------------
                                                                        114,697
                                                                  -------------
Restaurants 3.0%
Outback Steakhouse *                                 2,600,000           74,880
PF Chang's China Bistro + *                          1,000,000           37,900
Rare Hospitality *                                     250,000            5,650
Sonic + *                                            1,800,000           57,114
                                                                  -------------
                                                                        175,544
                                                                  -------------
Entertainment 0.8%
Intrawest (CAD)                                        500,000            9,555
Six Flags *                                          1,231,500           25,911
Vail Resorts *                                         610,000           11,407
                                                                  -------------
                                                                         46,873
                                                                  -------------
Consumer Services 4.6%
Apollo (Class A) *                                   2,250,000           95,513
Bright Horizons Family Solution + *                    750,000           23,550
Devry *                                                373,100           13,476
Edison Schools *                                     1,250,000           28,550
Extended Stay America *                              2,000,000           30,000
Renaissance Learning *                                 405,000           20,489
School Specialty *                                     600,000           15,510
Sylvan Learning Systems *                            1,000,000           24,300
University of Phoenix Online + *                       450,000           19,125
                                                                  -------------
                                                                        270,513
                                                                  -------------
Total Consumer                                                          999,592
                                                                  -------------
14

T. ROWE PRICE NEW HORIZONS FUND
-------------------------------------------------------------------------------


                                                           Shares         Value
-------------------------------------------------------------------------------
                                                                   In thousands
TECHNOLOGY 22.6%

Computer Software 7.9%
Actuate *                                               2,600,000   $    24,830
Convera + *                                               800,000         4,000
Electronic Arts *                                       1,500,000        86,850
Informatica *                                           1,900,000        32,984
Internet Security Systems *                               950,000        46,132
MatrixOne *                                             1,000,000        23,190
National Instruments *                                    600,000        19,470
NetIQ + *                                               2,750,000        86,047
Packeteer *                                               900,000        11,277
Parametric Technology *                                 1,400,000        19,586
Precise Software Solutions *                            1,000,000        30,700
Register.com *                                          1,250,000        19,363
Selectica *                                             1,250,000         5,350
Support.com *                                             260,000         1,677
Synplicity *                                              123,000         1,231
Verisity *                                                400,000         6,400
Verity *                                                1,500,000        29,925
Websense *                                                110,000         2,200
Wind River Systems *                                      675,000        11,786
                                                                    -----------
                                                                        462,998
                                                                    -----------
Semiconductors and Components 10.9%
Altera *                                                2,300,000        66,700
Analog Devices *                                        1,500,000        64,875
ATMI *                                                  1,400,000        42,000
Brooks Automation *                                       293,600        13,535
Cabot Microelectronics *                                  950,000        58,900
Cognex *                                                1,325,000        44,851
Ddi *                                                   1,300,000        26,000
hi/fn *                                                   400,000         6,052
Lam Research *                                            900,000        26,685
Lattice Semiconductor *                                 2,600,000        63,440
Linear Technology                                         250,000        11,055
Maxim Integrated Products *                             1,800,000        79,578
Methode Electronics (Class A)                             600,000         5,160
Micrel *                                                1,400,000        46,200

T. ROWE PRICE NEW HORIZONS FUND
-------------------------------------------------------------------------------


                                                          Shares          Value
-------------------------------------------------------------------------------
                                                                   In thousands

Molex                                                    122,070   $      4,459
Multilink Technologies *                                 650,000          9,295
O2Micro *                                                425,000          4,675
Pixelworks *                                             425,000         15,190
Sipex + *                                              1,350,000         15,700
Xilinx *                                                 775,000         31,961
                                                                   ------------
                                                                        636,311
                                                                   ------------
Networking and Telecom Equipment 2.3%
AudioCodes *                                             850,000          6,009
BreezeCom *                                              550,000          2,426
Ceragon Networks *                                       625,000          1,938
Concord Communications *                                 750,000          6,750
Floware Wireless Systems *                               150,000            500
Harmonic *                                             2,100,000         21,000
Newport                                                  715,000         18,947
Oplink Communications *                                1,550,000          5,813
Sonicwall *                                              850,000         21,428
Sonus Networks *                                         900,000         21,024
Stratos Lightwave *                                      906,781         11,788
Turnstone Systems *                                    2,250,000         15,750
                                                                   ------------
                                                                        133,373
                                                                   ------------
E-Commerce 1.3%
Digital Insight *                                      1,000,000         22,100
Keynote Systems *                                        600,000          6,570
Liberate Technologies *                                2,300,000         25,185
Netegrity *                                              650,000         19,500
Zonafinanciera.com (Class C) + (S) *                   1,190,760          5,000
                                                                   ------------
                                                                         78,355
                                                                   ------------
Computer Hardware/Peripherals 0.2%
MIPS Technologies *                                      650,000         11,245
                                                                         11,245
                                                                   ------------
Total Technology                                                      1,322,282
                                                                   ------------

BUSINESS SERVICES 30.5%

Telecom Services 3.0%
AirGate PCS *                                            500,000         26,000
Alamosa *                                              1,239,000         20,196

T. ROWE PRICE NEW HORIZONS FUND
-------------------------------------------------------------------------------


                                                         Shares           Value
-------------------------------------------------------------------------------
                                                                   In thousands

Allegiance Telecom *                                  1,500,000    $     22,485
Brightpoint                                           1,500,000           4,350
Choice One Communications *                             647,500           4,364
ITC Deltacom *                                          650,000           2,600
Metromedia *                                          1,000,000           3,290
Millicom International Cellular *                     1,137,900          28,561
SBA Communications *                                    750,000          18,563
Spectrasite *                                         1,000,000           7,240
Triton PCS *                                            750,000          30,750
US Unwired (Class A) *                                  500,000           5,305
                                                                   ------------
                                                                        173,704
                                                                   ------------
Computer Services 5.5%
Affiliated Computer Services (Class A) *              1,500,000         107,865
BISYS *                                               2,000,000         118,000
Paychex                                                 500,000          20,000
SunGard Data Systems *                                2,454,000          73,644
                                                                   ------------
                                                                        319,509
                                                                   ------------
Distribution 3.0%
Henry Schein + *                                      2,269,400          86,805
MSC Industrial Direct *                               1,750,000          30,450
United Stationers *                                   1,000,000          31,560
Watsco (Class A)                                      2,000,000          28,200
                                                                   ------------
                                                                        177,015
                                                                   ------------
Transportation 0.9%
C.H. Robinson Worldwide                                 420,000          11,714
EGL *                                                   850,000          14,841
Forward Air *                                           700,000          20,965
UTi Worldwide                                           350,000           5,572
                                                                   ------------
                                                                         53,092
                                                                   ------------
Media and Advertising 8.0%
ADVO *                                                1,155,000          39,443
Catalina Marketing                                    2,575,000          78,563
Clear Channel Communications *                          800,000          50,160
Cox Radio (Class A) *                                   700,000          19,495
Emmis Broadcasting (Class A)                            600,000          18,450
Entercom Communications *                               432,100          23,165
Lamar Advertising *                                   1,350,000          59,400
Pegasus Communications *                              2,550,000          57,375

T. ROWE PRICE NEW HORIZONS FUND
-------------------------------------------------------------------------------


                                                         Shares           Value
-------------------------------------------------------------------------------
                                                                   In thousands

Radio One (Class D) *                                 2,250,000    $     49,613
Regent Communications + *                             1,900,000          22,781
Sinclair Broadcast (Class A) *                        1,500,000          15,450
Westwood One *                                          660,800          24,350
Young Broadcasting (Class A) *                          332,300          11,159
                                                                   ------------
                                                                        469,404
                                                                   ------------
Environmental 0.6%
Catalytica Energy Systems *                             500,000          10,850
Waste Connections *                                     700,000          25,200
                                                                   ------------
                                                                         36,050
                                                                   ------------
Engineering and Construction 1.2%
Tetra Tech *                                          1,000,000          27,200
Toll Brothers *                                       1,000,000          39,310
                                                                   ------------
                                                                         66,510
                                                                   ------------
Miscellaneous Business Services 7.9%
AnswerThink *                                           750,000           7,493
Cape Success *                                           46,320               0
Cape Success (Series B) *                                 3,584               0
Comfort Systems USA *                                 1,750,000           6,335
Corporate Executive Board *                             750,000          31,500
DigitalThink +                                        2,104,900          14,776
eLoyalty *                                            1,500,000           1,500
Exult *                                               1,550,000          26,427
F. Y. I. +                                              850,000          34,850
Global Imaging Systems *                                500,000           5,250
Heidrick & Struggles *                                  345,500           7,024
Immedient *                                              13,056              95
InfoUSA *                                             1,405,300           8,432
Iron Mountain *                                       1,500,000          67,260
Leapnet + *                                             314,758             349
MemberWorks *                                           250,000           5,785
META + *                                              1,125,000           2,903
Mobile Mini *                                           600,000          19,788
Modis Professional Services *                           750,000           5,175
Orthodontic Centers of America + *                    2,500,000          75,975
ProBusiness Services *                                  500,000          13,275
ProsoftTraining.com + *                               1,175,000           1,469
SITEL *                                               2,750,000           4,400
SkillSoft *                                             250,000           8,562

T. ROWE PRICE NEW HORIZONS FUND
-------------------------------------------------------------------------------


                                                         Shares           Value
-------------------------------------------------------------------------------
                                                                   In thousands

SmartForce ADR *                                        690,000    $     24,309
Symyx Technologies *                                    625,000          15,119
Tier Technologies (Class B) *                         1,250,000          11,937
Trammell Crow *                                       1,500,000          16,575
West Corporation *                                      300,000           6,603
Zebra Technologies (Class A) *                          744,000          36,545
                                                                   ------------
                                                                        459,711
                                                                   ------------
Real Estate Services 0.4%
CoStar                                                  250,000           6,575
Delta Pine & Land                                       850,000          16,702
                                                                   ------------
                                                                         23,277
                                                                   ------------
Total Business Services                                               1,778,272
                                                                   ------------

ENERGY 6.3%
Exploration and Production 1.2%
Encore Acquisition *                                    700,000           8,050
Lone Star Technologies *                                250,000           9,050
Newfield Exploration *                                  500,000          16,030
Westport Resources *                                    500,000          10,500
XTO Energy                                            1,687,500          24,216
                                                                   ------------
                                                                         67,846
                                                                   ------------
Energy Services 5.1%
BJ Services                                           2,800,000          79,464
Cooper Cameron *                                        600,000          33,480
FMC Technologies *                                      250,000           5,163
General Maritime *                                      400,000           5,840
Global Industries *                                     850,000          10,599
Global Power Equipment *                                 30,000             879
Helmerich & Payne                                     1,000,000          30,820
Hydril *                                                600,000          13,662
Key Energy Services *                                 2,000,000          21,680
Seacor Smit *                                           450,000          21,033
Smith *                                                 400,000          23,960
Stolt Offshore *                                        750,000           9,187
Tidewater                                               700,000          26,390
W-H Energy Services *                                   885,000          16,815
                                                                   ------------
                                                                        298,972
                                                                   ------------
Total Energy                                                            366,818
                                                                   ------------

T. ROWE PRICE NEW HORIZONS FUND
-------------------------------------------------------------------------------


                                                          Shares          Value
-------------------------------------------------------------------------------
                                                                   In thousands

INDUSTRIAL 0.9%
Defense and Aerospace 0.3%
Triumph *                                                400,000   $     19,600
                                                                   ------------
                                                                         19,600
                                                                   ------------
Machinery 0.5%
Encompass Services *                                     884,907          7,920
Nordson                                                  500,000         13,250
Oshkosh Truck                                            150,000          6,637
                                                                   ------------
                                                                         27,807
                                                                   ------------
Paper and Forest Products 0.1%
Lydall *                                                 500,000          6,000
                                                                          6,000
                                                                   ------------
Total Industrial                                                         53,407
                                                                   ------------

MISCELLANEOUS 0.1%
Other Miscellaneous Common Stock                                          3,491
Total Miscellaneous                                                       3,491
                                                                   ------------
Total Equity Investments (Cost $ 4,263,249)                           5,804,252
                                                                   ------------

SHORT-TERM INVESTMENTS 1.9%
Money Market Fund 1.9%

T. Rowe Price Reserve Investment Fund, 4.34%, #      114,586,964        114,587
                                                                   ------------
Total Short-Term Investments (Cost $ 114,587)                           114,587
                                                                   ------------

T. ROWE PRICE NEW HORIZONS FUND
-------------------------------------------------------------------------------


                                                                          Value
-------------------------------------------------------------------------------
                                                                   In thousands
Total Investments in Securities
101.3% of Net Assets (Cost $4,377,836)                             $  5,918,839

Other Assets Less Liabilities                                           (78,638)
                                                                   ------------

NET ASSETS                                                         $  5,840,201
                                                                   ------------



#    Seven-day yield
+    Affiliated company
*    Non-income producing
++ Securities contain some restrictions as to public resale--total of such securities at year-end amounts to 0.22% of net assets.
** Common stocks, rights, and warrants - cost $4,360,217, value 5,786,632, 99.1% of net assets Preferred stocks - cost $8,620, value $8,620, 0.1% of net assets Convertible preferred stocks - cost $9,000, value $9,000, 0.2% of net assets
ss.  Private placement
ADR  American Depository Receipt
CAD  Canadian Dollar


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW HORIZONS FUND
-------------------------------------------------------------------------------
Unaudited                                                         June 30, 2001


-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
In thousands

Assets
Investments in securities, at value
  Affiliated companies (cost $639,025)                            $     781,026
  Other companies (cost $3,738,811)                                   5,137,813
                                                                  -------------
  Total investments in securities                                     5,918,839
Other assets                                                             26,546
                                                                  -------------
Total assets                                                          5,945,385

Liabilities
Total liabilities                                                       105,184
                                                                  -------------

NET ASSETS                                                        $   5,840,201
                                                                  -------------
Net Assets Consist of:
Accumulated net investment income - net of distributions          $     (20,753)
Accumulated net realized gain/loss - net of distributions                (4,937)
Net unrealized gain (loss)                                            1,541,003
Paid-in-capital applicable to 245,129,295 shares of
$1.00 par value capital stock outstanding;
300,000,000 shares authorized                                         4,324,888
                                                                  -------------

NET ASSETS                                                        $   5,840,201
                                                                  -------------

NET ASSET VALUE PER SHARE                                         $       23.82
                                                                  -------------



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW HORIZONS FUND
-------------------------------------------------------------------------------
Unaudited


-----------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
In thousands

                                                                       6 Months
                                                                          Ended
                                                                        6/30/01
Investment Income (Loss)
Income
  Interest                                                         $      3,045
  Dividend                                                                1,767
  Securities lending                                                        295
                                                                   ------------
  Total income                                                            5,107
                                                                   ------------
Expenses
  Investment management                                                  18,732
  Shareholder servicing                                                   6,846
  Custody and accounting                                                    127
  Prospectus and shareholder reports                                        107
  Registration                                                               61
  Legal and audit                                                            13
  Directors                                                                  13
                                                                   ------------
  Total expenses                                                         25,899
 Expenses paid indirectly                                                  (39)
                                                                   ------------
  Net expenses                                                           25,860
                                                                   ------------
Net investment income (loss)                                            (20,753)
                                                                   ------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities
(including $(5,690) from affiliated companies)                         (138,767)
Change in net unrealized gain or loss on securities
(including $62,992 from affiliated companies)                           140,978
                                                                   ------------
Net realized and unrealized gain (loss)                                   2,211
                                                                   ------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $    (18,542)
                                                                   ------------


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------
Unaudited


----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                                6 Months              Year
                                                                   Ended             Ended
                                                                 6/30/01          12/31/00
  Increase (Decrease) in Net Assets
  Operations
     Net investment income (loss)                           $    (20,753)   $      (34,563)
     Net realized gain (loss)                                   (138,767)          805,258
     Change in net unrealized gain or loss                       140,978          (957,315)
     Increase (decrease) in net assets from operations           (18,542)         (186,620)
  Distributions to shareholders
     Net realized gain                                                 -          (749,163)
  Capital share transactions *
     Shares sold                                                 493,998         2,020,588
     Distributions reinvested                                          -           724,155
     Shares redeemed                                            (757,545)       (1,708,666)
     Increase (decrease) in net assets from capital
     share transactions                                         (263,547)        1,036,077
  Net Assets
  Increase (decrease) during period                             (282,089)          100,294
  Beginning of period                                          6,122,290         6,021,996
                                                            ------------------------------
  End of period                                             $  5,840,201    $    6,122,290
                                                            ------------------------------

*Share information
     Shares sold                                                  21,572            68,146
     Distributions reinvested                                          -            30,198
     Shares redeemed                                             (32,660)          (60,830)
     Increase (decrease) in shares outstanding                   (11,088)           37,514


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 2001


-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on June 3, 1960. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.

The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Affiliated Companies As defined by the Investment Company Act of 1940, an affiliated company is one in which the fund owns at least 5% of the outstanding voting securities.

Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------




Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.


NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $792,935,000 and $914,918,000, respectively, for the six months ended June 30, 2001.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. At June 30, 2001, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $4,377,836,000. Net unrealized gain aggregated $1,541,003,000 at period end, of which $2,311,616,000 related to appreciated investments and $770,613,000 to depreciated investments.


NOTE 4- RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $3,145,000 was payable at June 30, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48%

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------




for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At June 30, 2001, and for the six months then ended, the effective annual group fee rate was 0.32%.

In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $5,091,000 for the six months ended June 30, 2001, of which $888,000 was payable at period end.

Additionally, the fund is one of several mutual funds sponsored by Price Associates (underlying funds) in which the T. Rowe Price Spectrum Funds (Spectrum) may invest. Spectrum does not invest in the underlying funds for the purpose of exercising management or control. Expenses associated with the operation of Spectrum are borne by each underlying fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by Spectrum, pursuant to special servicing agreements between and among Spectrum, the underlying funds, Price Associates, and, in the case of T. Rowe Price Spectrum International, T. Rowe Price International. Spectrum Growth Fund held approximately 9.7% of the outstanding shares of the New Horizons Fund at June 30, 2001. For the six months then ended, the fund was allocated $745,000 of Spectrum expenses, $129,000 of which was payable at period end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts sponsored by Price Associates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2001, totaled $3,093,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


INVESTMENT SERVICES AND INFORMATION


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 7 a.m. to midnight ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.

ACCOUNT SERVICES

Checking Available on most fixed-income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R)and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com

BROKERAGE SERVICES*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**

INVESTMENT INFORMATION

Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, Diversifying Overseas:
A Guide to International Investing, Personal Strategy Planner, Retirement Readiness Guide, and Retirement Planning Kit.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
** Based on a January 2001 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS
Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value

BLENDED ASSET FUNDS
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS
Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
   Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS+
Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money

INTERNATIONAL/GLOBAL FUNDS
Stock
Emerging Europe &
   Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery*
International Equity Index
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International
Bond
Emerging Markets Bond
International Bond

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITIES
Blue Chip Growth Portfolio
Equity Income Portfolio
Equity Index 500 Portfolio
Health Sciences Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced
   Portfolio
Prime Reserve Portfolio

Money Funds (cont.)
Summit Municipal
   Money Market
Tax-Exempt Money

* Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity (Form V6021) and the T. Rowe Price No-Load Immediate Variable Annuity (Form V6027) are issued by Security Benefit Life Insurance Company. In New York, the T. Rowe Price No-Load Variable Annuity is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY [FSB201 (11-96)]. These Variable Annuity contracts have limitations. The T. Rowe Price No-Load Immediate Variable Annuity may not be available in all states.

The T. Rowe Price No-Load Variable Annuity and the T. Rowe Price No-Load Immediate Variable Annuity are distributed by T. Rowe Price Investment Services, Inc., T. Rowe Price Insurance Agency, Inc., and T. Rowe Price Insurance Agency of Texas, Inc. The underlying portfolios are managed by T. Rowe Price (T. Rowe Price International for the International Stock Portfolio). The Security Benefit Group of companies and the T. Rowe Price companies are not affiliated.

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access(R) 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street

Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Chicago Area
1900 Spring Road, Suite 104
Oak Brook

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

New Jersey/New York Area
51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area
1990 North California Boulevard, Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C., Area
Downtown
900 17th Street N.W.
Farragut Square

Tysons Corner
1600 Tysons Boulevard
Suite 150



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T. Rowe Price Investment Services, Inc., Distributor.            F42-051 6/30/01